Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FT Vest U.S. Equity Buffer ETF - June | FT Vest U.S. Equity Buffer ETF - June
Prospectus [Line Items]
Annual Return [Percent]	16.70%	22.11%	(4.99%)	11.69%